PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
Invesco Comstock Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.5%
Communication Services : 7.9%
26,847
Alphabet, Inc. - Class A
$ 6,526,506
2.8
10,737
(1)
Charter
Communications, Inc.
- Class A
2,953,802
1.3
57,235  Comcast Corp. - Class
A
1,798,324
0.8
5,437  Meta Platforms, Inc.
- Class A
3,992,824
1.7
43,806  Universal Music Group
NV
1,265,886
0.5
15,919
Walt Disney Co.
1,822,725
0.8
18,360,067
7.9
Consumer Discretionary : 6.1%
5,256
Domino's Pizza, Inc.
2,269,068
1.0
35,581
eBay, Inc.
3,236,092
1.4
26,854  Las Vegas Sands
Corp.
1,444,477
0.6
27,571
NIKE, Inc. - Class B
1,922,526
0.8
40,830  Restaurant Brands
International, Inc.
2,619,316
1.1
31,319
Starbucks Corp.
2,649,587
1.2
14,141,066
6.1
Consumer Staples : 8.9%
35,427  Anheuser-Busch InBev
SA
2,117,715
0.9
16,387
Clorox Co.
2,020,517
0.9
25,313
Coca-Cola Co.
1,678,758
0.7
26,448
Kimberly-Clark Corp.
3,288,545
1.4
25,021  Philip Morris
International, Inc.
4,058,406
1.7
46,841  Reckitt Benckiser
Group PLC
3,606,850
1.5
49,646
Sysco Corp.
4,087,852
1.8
20,858,643
8.9
Energy : 7.2%
36,330
Chevron Corp.
5,641,686
2.4
31,674
ConocoPhillips
2,996,044
1.3
23,022
EQT Corp.
1,253,087
0.6
18,782
Exxon Mobil Corp.
2,117,670
0.9
82,659
Suncor Energy, Inc.
3,455,973
1.5
69,622
Tenaris SA
1,247,499
0.5
16,711,959
7.2
Financials : 20.8%
8,327
Allstate Corp.
1,787,390
0.8
38,540  American International
Group, Inc.
3,026,932
1.3
163,923
Bank of America Corp.
8,456,788
3.6
4,433  Capital One Financial
Corp.
942,367
0.4
44,489
Citigroup, Inc.
4,515,633
1.9
78,504  Citizens Financial
Group, Inc.
4,173,273
1.8
77,232
Fifth Third Bancorp
3,440,686
1.5
1,672  Goldman Sachs
Group, Inc.
1,331,497
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
235,248  Huntington
Bancshares, Inc.
$ 4,062,733
1.7
14,645
M&T Bank Corp.
2,894,145
1.2
28,423
MetLife, Inc.
2,341,202
1.0
42,931
State Street Corp.
4,980,425
2.1
79,861
Wells Fargo & Co.
6,693,949
2.9
48,647,020
20.8
Health Care : 16.7%
21,911
AstraZeneca PLC
3,356,788
1.4
11,797  Becton Dickinson and
Co.
2,208,045
1.0
29,888  Bristol-Myers Squibb
Co.
1,347,949
0.6
81,603
CVS Health Corp.
6,152,050
2.6
11,329
Elevance Health, Inc.
3,660,627
1.6
20,204  GE HealthCare
Technologies, Inc.
1,517,320
0.7
24,321
(1)
Henry Schein, Inc.
1,614,185
0.7
5,455
Humana, Inc.
1,419,227
0.6
8,584
(1)
ICON PLC
1,502,200
0.6
7,812
(1)
IQVIA Holdings, Inc.
1,483,811
0.6
17,430
Johnson & Johnson
3,231,871
1.4
25,562
Medtronic PLC
2,434,525
1.0
34,585
Merck & Co., Inc.
2,902,719
1.2
1,762  Regeneron
Pharmaceuticals, Inc.
990,720
0.4
68,950
Sanofi, ADR
3,254,440
1.4
5,708  UnitedHealth Group,
Inc.
1,970,972
0.9
39,047,449
16.7
Industrials : 10.5%
5,676
Caterpillar, Inc.
2,708,303
1.2
9,006
Eaton Corp. PLC
3,370,495
1.4
23,615
Emerson Electric Co.
3,097,816
1.3
17,210
FedEx Corp.
4,058,290
1.7
33,267  Johnson Controls
International PLC
3,657,707
1.6
37,597
Textron, Inc.
3,176,571
1.4
22,450
TransUnion
1,880,861
0.8
13,217  Westinghouse Air
Brake Technologies
Corp.
2,649,612
1.1
24,599,655
10.5
Information Technology : 11.8%
84,052
Cisco Systems, Inc.
5,750,838
2.5
51,660  Cognizant Technology
Solutions Corp. - Class
A
3,464,836
1.5
91,857
(1)
DXC Technology Co.
1,252,011
0.5
4,444
(1)
F5, Inc.
1,436,256
0.6
75,357
Intel Corp.
2,528,227
1.1
13,868
Microsoft Corp.
7,182,931
3.1
18,488  NXP Semiconductors
NV
4,210,272
1.8
10,282
Qualcomm, Inc.
1,710,514
0.7
27,535,885
11.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 2.8%
20,414
Corteva, Inc.
$ 1,380,599
0.6
46,629  International Flavors &
Fragrances, Inc.
2,869,549
1.2
50,844
International Paper Co.
2,359,161
1.0
6,609,309
2.8
Real Estate : 0.8%
9,466  SBA Communications
Corp.
1,830,251
0.8
Utilities : 4.0%
50,029
Dominion Energy, Inc.
3,060,274
1.3
26,829
Evergy, Inc.
2,039,540
0.9
48,408
Sempra Energy
4,355,752
1.8
9,455,566
4.0
Total Common Stock
(Cost $182,187,532)
227,796,870
97.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.6%
Mutual Funds : 2.6%
6,085,707
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $6,085,707) $ 6,085,707 2.6
Total Short-Term
Investments
(Cost $6,085,707)
6,085,707
2.6
Total Investments in
Securities
(Cost $188,273,239) $ 233,882,577 100.1
Liabilities in Excess
of Other Assets (193,237) (0.1)
Net Assets $ 233,689,340 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 17,094,181 $ 1,265,886 $ — $ 18,360,067
Consumer Discretionary 14,141,066 — — 14,141,066
Consumer Staples 15,134,078 5,724,565 — 20,858,643
Energy 15,464,460 1,247,499 — 16,711,959
Financials 48,647,020 — — 48,647,020
Health Care 35,690,661 3,356,788 — 39,047,449
Industrials 24,599,655 — — 24,599,655
Information Technology 27,535,885 — — 27,535,885
Materials 6,609,309 — — 6,609,309
Real Estate 1,830,251 — — 1,830,251
Utilities 9,455,566 — — 9,455,566
Total Common Stock 216,202,132 11,594,738 — 227,796,870
Short-Term Investments 6,085,707 — — 6,085,707
Total Investments, at fair value $ 222,287,839 $ 11,594,738 $ — $ 233,882,577
Other Financial Instruments+
Forward Foreign Currency Contracts — 23,112 — 23,112
Total Assets $ 222,287,839 $ 11,617,850 $ — $ 233,905,689
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (41,339) $ — $ (41,339)
Total Liabilities $ — $ (41,339) $ — $ (41,339)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following forward foreign currency contracts were outstanding for VY
®
Invesco Comstock Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 106,000 CAD 146,696 Barclays Bank PLC 10/08/25 $ 559
CAD 181,577 USD 131,750 Deutsche Bank AG 10/08/25 (1,238)
USD 3,691,308 GBP 2,749,115 Deutsche Bank AG 10/08/25 (6,104)
USD 99,862 CAD 139,161 Goldman Sachs International 10/08/25 (163)
USD 106,029 CAD 146,696 JPMorgan Chase Bank N.A. 10/08/25 588
EUR 234,253 USD 275,150 JPMorgan Chase Bank N.A. 10/08/25 (17)
CAD 121,397 USD 87,873 JPMorgan Chase Bank N.A. 10/08/25 (616)
USD 3,096,589 CAD 4,278,129 Royal Bank of Canada 10/08/25 21,583
GBP 89,054 USD 119,391 Royal Bank of Canada 10/08/25 382
GBP 84,404 USD 114,028 Royal Bank of Canada 10/08/25 (509)
EUR 73,563 USD 87,095 Royal Bank of Canada 10/08/25 (694)
USD 4,212,465 EUR 3,612,020 Royal Bank of Canada 10/08/25 (29,886)
CAD 109,856 USD 79,491 State Street Bank and Trust Co. 10/08/25 (530)
GBP 74,129 USD 101,281 State Street Bank and Trust Co. 10/08/25 (1,582)
$ (18,227)

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 53,206,686
Gross Unrealized Depreciation (7,597,348)
Net Unrealized Appreciation $ 45,609,338